Fair Value Disclosures - Quantitative Information about Significant Unobservable Inputs Used in Level 3 Fair Value Measurements (Details) $ in Thousands	12 Months Ended
	Nov. 30, 2021 USD ($)	Nov. 30, 2020 USD ($)	Nov. 30, 2021 $ / shares	Nov. 30, 2021	Nov. 30, 2021 $ / Bond	Nov. 30, 2021 € / shares	Nov. 30, 2021 € / Bond	Nov. 30, 2020 $ / shares	Nov. 30, 2020	Nov. 30, 2020 $ / Bond	Nov. 30, 2020 € / shares	Nov. 30, 2020 € / Bond
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	$ 18,802,730	$ 17,159,193
Derivative assets	570,472	481,007
Derivative liability	1,412,176	641,143
Long-term debt, fair value	1,843,598	1,712,245
Loans to and investments in associated companies	30,842	48,788
Total financial instruments sold, not yet purchased, at fair value	11,699,467	10,017,600
Excluded assets from unobservable quantitative information	40,800	192,000
Excluded liabilities from unobservable quantitative information	2,200	800
Other secured financings	102,788	1,543
Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	3,848,144	2,977,382
Total financial instruments sold, not yet purchased, at fair value	2,112,259	1,237,772
Collateralized Debt Obligations and Collateralized Loan Obligations
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	611,464	82,127
Residential mortgage backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	1,169,723	1,122,675
Total financial instruments sold, not yet purchased, at fair value	719	477
Other asset backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	430,546	183,606
Loans and finance eceivables
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	3,498,289	2,745,382
Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	3,082,220	2,609,950
Total financial instruments sold, not yet purchased, at fair value	1,695,985	2,059,921
Loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments sold, not yet purchased, at fair value	2,491,857	1,793,081
Commercial mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	198,752	738,294
Total financial instruments sold, not yet purchased, at fair value	210	35
Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	579,045	650,561
Long-term debt, fair value	881,732	676,028
Loans to and investments in associated companies	30,842	40,185
Total financial instruments sold, not yet purchased, at fair value	99,114	68,940
Other secured financings	25,905	1,543
Level 3 | Scenario analysis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Other secured financings	25,905	1,543
Level 3 | Volatility benchmarking and market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative assets	6,501	19,951
Derivative liability	76,533	46,971
Level 3 | Non-exchange traded securities | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV		75,409
Level 3 | Non-exchange traded securities | Volatility benchmarking and market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	86,961
Level 3 | Non-exchange traded securities | Offered price | Market approach | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / shares			1					1
Level 3 | Non-exchange traded securities | Offered price | Market approach | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / shares			366					213
Level 3 | Non-exchange traded securities | Offered price | Market approach | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / shares			183					86
Level 3 | Non-exchange traded securities | Price volatility | Volatility benchmarking | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.40
Level 3 | Non-exchange traded securities | Price volatility | Volatility benchmarking | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.53
Level 3 | Non-exchange traded securities | Price volatility | Volatility benchmarking | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.45
Level 3 | Non-exchange traded securities | EBITDA multiple | Market approach | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input									4.0
Level 3 | Non-exchange traded securities | EBITDA multiple | Market approach | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input									8.0
Level 3 | Non-exchange traded securities | EBITDA multiple | Market approach | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input									5.7
Level 3 | Corporate debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	11,803	23,146
Total financial instruments sold, not yet purchased, at fair value	482	141
Level 3 | Corporate debt securities | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	11,803
Level 3 | Corporate debt securities | Scenario analysis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments sold, not yet purchased, at fair value		141
Level 3 | Corporate debt securities | Market approach and scenario analysis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV		23,146
Level 3 | Corporate debt securities | Offered price | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / Bond										69
Level 3 | Corporate debt securities | Offered price | Market approach | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / Bond					13
Level 3 | Corporate debt securities | Offered price | Market approach | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / Bond					100
Level 3 | Corporate debt securities | Offered price | Market approach | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / Bond					86
Level 3 | Corporate debt securities | Estimated recovery percentage | Scenario analysis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading liabilities, measurement input									0.20
Level 3 | Corporate debt securities | Estimated recovery percentage | Scenario analysis | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input									0.20
Level 3 | Corporate debt securities | Estimated recovery percentage | Scenario analysis | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input									0.44
Level 3 | Corporate debt securities | Estimated recovery percentage | Scenario analysis | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input									0.30
Level 3 | Collateralized Debt Obligations and Collateralized Loan Obligations
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	31,946	17,972
Level 3 | Collateralized Debt Obligations and Collateralized Loan Obligations | Discounted cash flows and market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	31,944
Level 3 | Collateralized Debt Obligations and Collateralized Loan Obligations | Discounted cash flows and scenario analysis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV		17,972
Level 3 | Collateralized Debt Obligations and Collateralized Loan Obligations | Offered price | Market approach | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / Bond					86
Level 3 | Collateralized Debt Obligations and Collateralized Loan Obligations | Offered price | Market approach | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / Bond					103
Level 3 | Collateralized Debt Obligations and Collateralized Loan Obligations | Offered price | Market approach | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / Bond					93
Level 3 | Collateralized Debt Obligations and Collateralized Loan Obligations | Prepayment rate | Discounted cash flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.20					0.20
Level 3 | Collateralized Debt Obligations and Collateralized Loan Obligations | Default rate | Discounted cash flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.02					0.02
Level 3 | Collateralized Debt Obligations and Collateralized Loan Obligations | Loss severity | Discounted cash flow | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.25					0.25
Level 3 | Collateralized Debt Obligations and Collateralized Loan Obligations | Loss severity | Discounted cash flow | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.30					0.30
Level 3 | Collateralized Debt Obligations and Collateralized Loan Obligations | Loss severity | Discounted cash flow | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.26					0.26
Level 3 | Collateralized Debt Obligations and Collateralized Loan Obligations | Discount rate | Discounted cash flow | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.08					0.14
Level 3 | Collateralized Debt Obligations and Collateralized Loan Obligations | Discount rate | Discounted cash flow | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.19					0.28
Level 3 | Collateralized Debt Obligations and Collateralized Loan Obligations | Discount rate | Discounted cash flow | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.16					0.20
Level 3 | Collateralized Debt Obligations and Collateralized Loan Obligations | Estimated recovery percentage | Scenario analysis | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input									0.02
Level 3 | Collateralized Debt Obligations and Collateralized Loan Obligations | Estimated recovery percentage | Scenario analysis | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input									0.34
Level 3 | Collateralized Debt Obligations and Collateralized Loan Obligations | Estimated recovery percentage | Scenario analysis | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input									0.23
Level 3 | Residential mortgage backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	1,477	21,826
Total financial instruments sold, not yet purchased, at fair value	0	0
Level 3 | Residential mortgage backed securities | Discounted cash flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV		$ 21,826
Level 3 | Residential mortgage backed securities | Loss severity | Discounted cash flow | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input									0.35
Level 3 | Residential mortgage backed securities | Loss severity | Discounted cash flow | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input									0.50
Level 3 | Residential mortgage backed securities | Loss severity | Discounted cash flow | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input									0.36
Level 3 | Residential mortgage backed securities | Discount rate | Discounted cash flow | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input									0.03
Level 3 | Residential mortgage backed securities | Discount rate | Discounted cash flow | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input									0.12
Level 3 | Residential mortgage backed securities | Discount rate | Discounted cash flow | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input									0.04
Level 3 | Residential mortgage backed securities | Cumulative loss rate | Discounted cash flow | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input									0.02
Level 3 | Residential mortgage backed securities | Cumulative loss rate | Discounted cash flow | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input									0.03
Level 3 | Residential mortgage backed securities | Cumulative loss rate | Discounted cash flow | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input									0.03
Level 3 | Residential mortgage backed securities | Expected term | Discounted cash flow | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term		2 years
Level 3 | Residential mortgage backed securities | Expected term | Discounted cash flow | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term		12 years 10 months 24 days
Level 3 | Residential mortgage backed securities | Expected term | Discounted cash flow | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term		5 years 1 month 6 days
Level 3 | Other asset backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	93,524	$ 79,995
Level 3 | Other asset backed securities | Discounted cash flows and market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	$ 86,099	$ 67,816
Level 3 | Other asset backed securities | Offered price | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / Bond										100
Level 3 | Other asset backed securities | Offered price | Market approach | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / Bond					37
Level 3 | Other asset backed securities | Offered price | Market approach | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / Bond					100
Level 3 | Other asset backed securities | Offered price | Market approach | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / Bond					94
Level 3 | Other asset backed securities | Prepayment rate | Discounted cash flow | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0
Level 3 | Other asset backed securities | Prepayment rate | Discounted cash flow | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.35
Level 3 | Other asset backed securities | Prepayment rate | Discounted cash flow | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.31
Level 3 | Other asset backed securities | Default rate | Discounted cash flow | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.02
Level 3 | Other asset backed securities | Default rate | Discounted cash flow | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.04
Level 3 | Other asset backed securities | Default rate | Discounted cash flow | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.04
Level 3 | Other asset backed securities | Loss severity | Discounted cash flow | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.60					0.50
Level 3 | Other asset backed securities | Loss severity | Discounted cash flow | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.85					0.85
Level 3 | Other asset backed securities | Loss severity | Discounted cash flow | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.55					0.54
Level 3 | Other asset backed securities | Discount rate | Discounted cash flow | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.03					0.01
Level 3 | Other asset backed securities | Discount rate | Discounted cash flow | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.16					0.16
Level 3 | Other asset backed securities | Discount rate | Discounted cash flow | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.10					0.09
Level 3 | Other asset backed securities | Cumulative loss rate | Discounted cash flow | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.07					0.01
Level 3 | Other asset backed securities | Cumulative loss rate | Discounted cash flow | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.20					0.28
Level 3 | Other asset backed securities | Cumulative loss rate | Discounted cash flow | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.14					0.11
Level 3 | Other asset backed securities | Expected term | Discounted cash flow | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term	8 months 12 days	2 months 12 days
Level 3 | Other asset backed securities | Expected term | Discounted cash flow | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term	1 year 4 months 24 days	2 years 1 month 6 days
Level 3 | Other asset backed securities | Expected term | Discounted cash flow | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term	1 year 1 month 6 days	1 year 3 months 18 days
Level 3 | Loans and finance eceivables
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	$ 135,239	$ 134,636
Level 3 | Loans and finance eceivables | Market approach and scenario analysis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	134,015	76,049
Level 3 | Loans and finance eceivables | Offered price | Market approach | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / Bond					31					31
Level 3 | Loans and finance eceivables | Offered price | Market approach | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / Bond					101					100
Level 3 | Loans and finance eceivables | Offered price | Market approach | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / Bond					54					84
Level 3 | Loans and finance eceivables | Estimated recovery percentage | Scenario analysis | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.09					0.19
Level 3 | Loans and finance eceivables | Estimated recovery percentage | Scenario analysis | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				1					1
Level 3 | Loans and finance eceivables | Estimated recovery percentage | Scenario analysis | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.76					0.52
Level 3 | Equity options | Price volatility | Volatility benchmarking
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset, measurement input				0.46					0.47
Level 3 | Equity options | Price volatility | Volatility benchmarking | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input				0.26					0.33
Level 3 | Equity options | Price volatility | Volatility benchmarking | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input				0.77					0.50
Level 3 | Equity options | Price volatility | Volatility benchmarking | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative liability, measurement input				0.40					0.42
Level 3 | Interest rate swaps | Basis points upfront | Market approach | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset, measurement input				0.1					1.2
Derivative liability, measurement input				0.1					1.2
Level 3 | Interest rate swaps | Basis points upfront | Market approach | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset, measurement input				8.7					8.0
Derivative liability, measurement input				8.7					8.0
Level 3 | Interest rate swaps | Basis points upfront | Market approach | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset, measurement input				3.3					4.8
Derivative liability, measurement input				3.1					5.4
Level 3 | Total return swap | Offered price | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Derivative asset, measurement input | $ / Bond					100
Derivative liability, measurement input | $ / Bond					100
Level 3 | Private equity securities | Market approach and scenario analysis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	128,152	96,906
Level 3 | Private equity securities | Offered price | Market approach | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / shares			1					1
Level 3 | Private equity securities | Offered price | Market approach | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / shares			152					169
Level 3 | Private equity securities | Offered price | Market approach | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input | $ / shares			32					29
Level 3 | Private equity securities | Discount rate | Scenario analysis | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.13					0.19
Level 3 | Private equity securities | Discount rate | Scenario analysis | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.21					0.21
Level 3 | Private equity securities | Discount rate | Scenario analysis | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.17					0.20
Level 3 | Private equity securities | Estimated recovery percentage | Scenario analysis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.07					0.17
Level 3 | Private equity securities | EBITDA multiple | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				16.9
Level 3 | Private equity securities | Revenue multiple | Market approach | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				4.9
Level 3 | Private equity securities | Revenue multiple | Market approach | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				5.1
Level 3 | Private equity securities | Revenue multiple | Market approach | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				5.0
Level 3 | Private equity securities | Revenue growth | Scenario analysis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0					0
Level 3 | Investment in senior secured term loan | Discounted cash flow
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	$ 50,455	$ 59,455
Level 3 | Investment in senior secured term loan | Expected term | Discounted cash flow | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term	0 months	0 months
Level 3 | Investment in senior secured term loan | Expected term | Discounted cash flow | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term	2 years 2 months 12 days	1 year 2 months 12 days
Level 3 | Investment in senior secured term loan | Expected term | Discounted cash flow | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input, term	2 years 2 months 12 days	1 year 2 months 12 days
Level 3 | Non-exchange traded warrants | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Loans to and investments in associated companies	$ 30,842	$ 40,185
Level 3 | Non-exchange traded warrants | Price volatility | Market approach | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments in and advances to affiliates, measurement input				0.25					0.25
Level 3 | Non-exchange traded warrants | Price volatility | Market approach | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments in and advances to affiliates, measurement input				0.59					0.55
Level 3 | Non-exchange traded warrants | Price volatility | Market approach | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments in and advances to affiliates, measurement input				0.31					0.30
Level 3 | Non-exchange traded warrants | Share price | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments in and advances to affiliates, measurement input | $ / shares			662
Level 3 | Non-exchange traded warrants | Share price | Market approach | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments in and advances to affiliates, measurement input						15		778			15
Level 3 | Non-exchange traded warrants | Share price | Market approach | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments in and advances to affiliates, measurement input						18		805			19
Level 3 | Non-exchange traded warrants | Share price | Market approach | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Investments in and advances to affiliates, measurement input						16		792			16
Level 3 | Equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	87,647	75,904
Total financial instruments sold, not yet purchased, at fair value	4,635	4,434
Level 3 | Equity securities | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments sold, not yet purchased, at fair value	4,635	4,434
Level 3 | Equity securities | Offered price | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading liabilities, measurement input | $ / shares			1					1
Level 3 | Loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments sold, not yet purchased, at fair value	15,770	16,635
Level 3 | Loans | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments sold, not yet purchased, at fair value		16,635
Level 3 | Loans | Market approach and scenario analysis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments sold, not yet purchased, at fair value	15,770
Level 3 | Loans | Offered price | Market approach | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument, measurement input | $ / Bond					31					31
Level 3 | Loans | Offered price | Market approach | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument, measurement input | $ / Bond					100					99
Level 3 | Loans | Offered price | Market approach | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument, measurement input | $ / Bond					43					55
Level 3 | Loans | Estimated recovery percentage | Scenario analysis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Debt instrument, measurement input				0.50
Level 3 | Other secured financings | Estimated recovery percentage | Scenario analysis | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Collateralized financings, measurement input				0.13					0.19
Level 3 | Other secured financings | Estimated recovery percentage | Scenario analysis | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Collateralized financings, measurement input				0.98					0.55
Level 3 | Other secured financings | Estimated recovery percentage | Scenario analysis | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Collateralized financings, measurement input				0.92					0.45
Level 3 | Long-term debt | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Long-term debt, fair value	881,732	676,028
Level 3 | Long-term debt | Offered price | Market approach
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Long-term debt, measurement input | $ / Bond										100
Level 3 | Long-term debt | Offered price | Market approach | Minimum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Long-term debt, measurement input					76		81					76
Level 3 | Long-term debt | Offered price | Market approach | Maximum
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Long-term debt, measurement input					115		113					113
Level 3 | Long-term debt | Offered price | Market approach | Weighted Average
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Long-term debt, measurement input					94		103					99
Level 3 | Commercial mortgage-backed securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	2,333	2,003
Total financial instruments sold, not yet purchased, at fair value	210	$ 35
Level 3 | Commercial mortgage-backed securities | Scenario analysis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total financial instruments owned, at fair value, excluding investments at fair value based on NAV	$ 2,333
Level 3 | Commercial mortgage-backed securities | Estimated recovery percentage | Scenario analysis
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Trading assets, measurement input				0.81